Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
3.	DISCONTINUED OPERATIONS

In December 2010, the Company disposed of 95% of its equity interest in Vimicro Wuxi to VMF Consulting Company, a related party. The purpose of the transfer is to focus on the growing the surveillance and security business by divesting its Non-core IC Business reported under the multimedia processors segment. Transaction consideration of $1.7 million was established with the assistance of a third party valuation firm. As at December 31, 2011, the Group continued to own 5% of Vimicro Wuxi.

In order to focus on core PC and embedded notebook camera multimedia processor and surveillance and security businesses, while at the same time streamlining the Group cost structure, in December 2011, the Company disposed of mobile business to a newly established entity, Vimicro Qingdao, which was 18% owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile business. Following the disposal, the investment in Vimicro Qingdao is accounted at cost less impairment and is not subject to consolidation. The disposal transaction was completed in December 2011.

The results of operations of Vimicro Wuxi and mobile business were separately presented on the consolidated statements of operations and comprehensive loss under "Discontinued Operations" for the years ended December 31, 2009, 2010 and 2011 which included:

	For the Year Ended December 31
	2009	2010	2011
Net revenue	20,857	24,870	7,856
Cost of revenue	(16,715)	(20,629)	(6,935)
Gross profit	4,142	4,241	921
Operating expenses	(14,365)	(21,335)	(10,665)
Net loss from operations before income tax	(10,223)	(17,094)	(9,744)
Income tax expense	441	664	(1,278)
Net loss from operations	(9,782)	(16,430)	(11,022)

Net loss on disposal*	—	(454)	(1,554)

Net loss	(9,782)	(16,884)	(12,576)

*	Net loss on disposal includes severence payments to the employees of nil, nil and $1,336 for the years ended December 31, 2009, 2010 and 2011, respectively.